Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001936258
Registrant Name	NewAmsterdam Pharma Company N.V.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES